CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative on Notes
Statement [Line Items]
Beginning balance	$ 35,305	$ 16,687
Reclassify to share capital on conversion	(17,800)	0
Loss on change in fair value prior to conversion	48,092	0
Loss on change in fair value at period end	32,202	18,618
Ending balance	97,799	35,305
Debt Host
Statement [Line Items]
Beginning balance	2,750	2,197
Interest accretion	831	758
Interest paid and payable	(392)	(411)
Reclassify to share capital on conversion	(408)	0
Exchange difference	(134)	206
Ending balance	$ 2,647	$ 2,750